LOSSES PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
LOSSES PER SHARE
NOTE 13:-	LOSSES PER SHARE

The following table sets forth the computation of basic and diluted losses per share:

	Year ended December 31,
	2023	2022	2021
Numerator:

Net loss for basic and diluted loss per share	$(18,754)	$(33,694)	$(34,203)

Denominator:

Weighted average number of ordinary shares used in computing basic and diluted net loss per share	87,633,298	86,555,628	84,203,971

Basic and diluted loss per ordinary share	$(0.21)	$(0.39)	$(0.41)